Schedule III - Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	€ 10,070	€ 8,395	€ 10,363
Future policy benefits	378,907	348,627	350,307
Unearned premiums	6,548	6,117	6,002
Other policy claims and benefits	3,062	3,001	3,188
Premium revenue	15,444	16,099	18,138
Net investment income	6,967	7,149	7,531
Benefits, claims and losses	21,460	17,505	20,459
Amortization of deferred policy acquisition costs	899	753	754
Other operating expenses	5,085	5,230	5,399
Premiums written	11,926	13,396	15,704
Americas [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	8,648	7,181	8,589
Future policy benefits	192,099	174,167	179,972
Unearned premiums	6,335	5,897	5,770
Other policy claims and benefits	1,934	1,858	2,117
Premium revenue	8,190	8,326	8,515
Net investment income	2,909	2,984	3,166
Benefits, claims and losses	10,111	7,171	8,484
Amortization of deferred policy acquisition costs	741	547	583
Other operating expenses	3,003	3,127	3,181
Premiums written	5,023	5,930	6,360
The Netherlands [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	235	136	360
Future policy benefits	67,226	70,915	67,382
Unearned premiums	50	50	56
Other policy claims and benefits	1,019	1,026	944
Premium revenue	1,713	1,994	2,123
Net investment income	2,088	2,083	2,224
Benefits, claims and losses	3,249	3,244	3,416
Amortization of deferred policy acquisition costs			3
Other operating expenses	806	837	880
Premiums written	1,614	1,931	2,090
United Kingdom [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	796	789	878
Future policy benefits	111,458	95,788	94,570
Unearned premiums		20	18
Other policy claims and benefits		5	5
Premium revenue	4,616	4,858	6,309
Net investment income	1,691	1,795	1,830
Benefits, claims and losses	7,343	6,278	7,722
Amortization of deferred policy acquisition costs	96	102	100
Other operating expenses	523	529	607
Premiums written	4,419	4,670	6,120
International [Member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	391	289	536
Future policy benefits	9,735	9,245	10,023
Unearned premiums	163	150	156
Other policy claims and benefits	110	112	122
Premium revenue	924	919	1,188
Net investment income	298	307	325
Benefits, claims and losses	757	810	834
Amortization of deferred policy acquisition costs	62	105	68
Other operating expenses	345	350	376
Premiums written	870	860	1,122
Holding and other activities [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Future policy benefits			16
Unearned premiums			1
Premium revenue		1	3
Net investment income	(4)	4
Benefits, claims and losses		7	5
Other operating expenses	180	185	153
Premiums written		5	12
Asset management [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Other operating expenses	411	382	388
Elimination [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Future policy benefits	(1,611)	(1,488)	(1,655)
Net investment income	(15)	(24)	(15)
Benefits, claims and losses		(5)	(3)
Other operating expenses	€ (183)	€ (180)	€ (187)